1. Summary of Significant Accounting Policies: Restricted Cash (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013
Details
RESTRICTED CASH	$ 1,073,157	[1]	$ 974,452	[1]

[1]	Note 1.